Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties [abstract]
Transactions with ING Groep N.V.'s main subsidiairies	Transactions with ING Groep N.V.'s main subsidiaries 2021 2020 Assets 56,349 45,625 Liabilities 55 134 Income received 1,158 1,122 Expenses paid 15 9
Transaction with ING Group's main associates and joint ventures
Associates and joint ventures
Transactions with ING Group’s

main associates and joint ventures
Associates Joint ventures
2021 2020 2021 2020
Assets 115 100 0
Liabilities 417 239 3 1
Off-balance sheet commitments 24 10 –
Income received 42 14

Summary of information about key management personnel
Key management personnel compensation (Executive Board and

Management Board Banking)
2021
in EUR thousands
Executive Board
of ING Groep N.V.
3
Management
Board Banking 1 Total
Fixed Compensation
–

Base salary
3,836 5,024 8,860
–

Collective fixed allowances

2
954 1,214 2,168
–

Pension costs
64 116 180
–

Severance benefits
4
1,075 1,075
Variable compensation
–

Upfront cash
664 664
–

Upfront shares
265 691 956
–

Deferred cash
997 997
–

Deferred shares
398 1,036 1,434
–

Other emoluments
5
274 959 1,233
Total compensation 5,791 11,776 17,567
1 Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5 % and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR
112,189 .
3 In 2021 one member of the Executive Board joined ING during the year. The table includes compensation earned in the capacity as
Executive Board member as of the appointment at the AGM on 26 April 2021.
4 One member of the Management Board Banking left ING during the reporting year 2021. In line with applicable regulation a severance payment was granted.
5 This includes amongst others: housing, school/tuition

fees, international health insurance,

relocation costs and tax and financial

planning.
Key management personnel compensation (Executive Board and

Management Board Banking)
Executive
Board of ING
Groep N.V.

3
Management
Board Banking
1,4 Total
2020
in EUR thousands
Fixed Compensation
–

Base salary
3,609 4,170 7,779
–

Collective fixed allowances

2
898 1,009 1,907
–

Pension costs
58 93 151
–

Severance benefits

667 667
Variable compensation

–

Upfront cash
305 305
–

Upfront shares
305 305
–

Deferred cash
457 457
–

Deferred shares
457 457
–

Other emoluments
5,6 298 814 1,112
Total compensation 4,863 8,277 13,140
1 Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5 % and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR
110,111 .
3 In 2020 one member of the Executive Board left ING during the year.

The table includes compensation earned in the capacity as Executive
Board member.
4 One member of the Management Board Banking left ING at the end of the year. In line with applicable regulation a severance payment was granted.
5 Other emoluments include reimbursement of costs related to home/work commute, costs relating to

tax and financial planning

services,
costs associated with a company

car and for expats and the costs associated with housing and schooling
6 Prior year numbers have been updated by excluding costs related to reimbursement of Directors and Officers indemnity to improve consistency and comparability

Summary of key management personnel compensation of supervisory board	Key management personnel compensation (Supervisory Board) in EUR thousands 2021 2020 Total compensation 994 1,042
Summary of loan and advances to key management personnel explanatory
Loans and advances to key management personnel
Amount outstanding
31 December
Weighted average
interest rate Repayments
in EUR thousands 2021 2020 2021 2020 2021 2020
Executive Board members
Management Board Banking 2,392 350 1.7% 2.6% 40
Supervisory Board members
Total 2,392 350 40

Disclosure of shares and stock options to key management
Number of ING Groep N.V.

shares and stock options to key management

personnel
ING Groep N.V.

shares
in numbers 2021 2020
Executive Board members 91,853 88,741
Management Board Banking 237,525 254,052
Supervisory Board members 5,295 5,295
Total number of shares and stock

options
334,673 348,088